Income Taxes (Schedule of Significant Components of Deferred Tax Assets) (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 5,767,000	$ 3,826,100
Valuation allowance	(6,116,000)	(3,846,400)
Property and equipment	(10,500)	(7,100)
Goodwill	278,900
Intangible assets	35,800
Inventory allowance	17,800	5,400
Warranty accrual	27,000	22,000
Net Deferred Tax Assets